Deferred Revenue (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022
Deferred Revenue [Abstract]
Deferred revenues		$ 70,000
Advance from customer revenues	$ 70,000	$ 20,785	$ 20,785